UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund:    BlackRock Funds

BlackRock Disciplined Small Cap Core Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2015

Date of reporting period: 08/31/2014

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2014 (Unaudited)	BlackRock Disciplined Small Cap Core Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.6%
API Technologies Corp. (a)	862	$1,879
Ducommun, Inc. (a)	279	8,666
Exelis, Inc.	469	8,062
Hexcel Corp. (a)	127	5,231
Taser International, Inc. (a)	1,246	19,525

		43,363
Airlines — 0.4%
American Airlines Group, Inc.	609	23,696
Republic Airways Holdings, Inc. (a)	374	3,796

		27,492
Auto Components — 1.6%
Lear Corp.	190	19,215
Tenneco, Inc. (a)	108	6,921
Tower International, Inc. (a)	2,581	86,541

		112,677
Banks — 5.7%
1st Source Corp.	193	5,792
Access National Corp.	789	13,263
Banco Latinoamericano de Comercio Exterior SA	260	8,349
Cascade Bancorp. (a)	939	4,845
Central Pacific Financial Corp.	979	17,211
Chemical Financial Corp.	119	3,376
CoBiz Financial, Inc.	161	1,860
First Busey Corp.	1,644	9,453
First Citizens BancShares, Inc., Class A	155	35,617
First Merchants Corp.	491	10,021
MidWestOne Financial Group, Inc.	186	4,423
Pacific Continental Corp.	394	5,311
Preferred Bank (a)	73	1,753
Prosperity Bancshares, Inc.	2,376	143,510
Sierra Bancorp	100	1,737
Texas Capital Bancshares, Inc. (a)	2,497	134,788
United Community Banks, Inc.	776	13,161
West Bancorporation, Inc.	83	1,249

		415,719
Biotechnology — 5.0%
Achillion Pharmaceuticals, Inc. (a)	811	9,383
Acorda Therapeutics, Inc. (a)	632	20,591
Aegerion Pharmaceuticals, Inc. (a)	571	17,444
Alder Biopharmaceuticals, Inc. (a)	777	13,240
Ambit Biosciences Corp. (a)	819	6,200
Ardelyx, Inc. (a)	86	1,287
Auspex Pharmaceuticals, Inc. (a)	100	2,299
BioSpecifics Technologies Corp. (a)	423	13,231
Cepheid, Inc. (a)	36	1,441
China Biologic Products, Inc. (a)	273	14,502
Concert Pharmaceuticals, Inc. (a)	561	5,027
Cytokinetics, Inc. (a)	1,354	5,795
Emergent Biosolutions, Inc. (a)	702	17,480
Enzon Pharmaceuticals, Inc.	9,821	16,106
Insys Therapeutics, Inc. (a)	418	14,764
InterMune, Inc. (a)	413	30,335
Isis Pharmaceuticals, Inc. (a)	855	34,850
Ligand Pharmaceuticals, Inc. (a)	56	2,914

Common Stocks	Shares	Value
Biotechnology (concluded)
MacroGenics, Inc. (a)	740	$15,806
Momenta Pharmaceuticals, Inc. (a)	1,319	15,551
Myriad Genetics, Inc. (a)	346	12,522
NPS Pharmaceuticals, Inc. (a)	346	10,442
OncoGenex Pharmaceutical, Inc. (a)	1,222	4,045
OncoMed Pharmaceuticals, Inc. (a)	61	1,238
PDL BioPharma, Inc.	2,081	20,997
Protalix BioTherapeutics, Inc. (a)	1,254	3,260
Prothena Corp. PLC (a)	189	4,328
Puma Biotechnology, Inc. (a)	55	14,328
Regado Biosciences, Inc. (a)	832	923
Repligen Corp. (a)	430	8,196
Rigel Pharmaceuticals, Inc. (a)	3,910	10,166
Threshold Pharmaceuticals, Inc. (a)	353	1,468
Trevena, Inc. (a)	472	2,789
United Therapeutics Corp. (a)	90	10,605

		363,553
Building Products — 0.7%
PGT, Inc. (a)	4,753	49,669
Capital Markets — 1.7%
FBR & Co. (a)	110	3,144
GFI Group, Inc.	320	1,446
HFF, Inc., Class A	1,334	40,020
Manning & Napier, Inc.	3,537	65,682
Marcus & Millichap, Inc. (a)	98	2,971
Moelis & Co.	60	2,177
RCS Capital Corp., Class A	426	9,444

		124,884
Chemicals — 0.9%
Cabot Corp.	62	3,396
Codexis, Inc. (a)	538	1,366
Kraton Performance Polymers, Inc. (a)	1,503	30,556
OM Group, Inc.	341	9,071
Penford Corp. (a)	113	1,539
Tredegar Corp.	62	1,290
Valhi, Inc.	1,991	15,689

		62,907
Commercial Services & Supplies — 1.5%
ARC Document Solutions, Inc. (a)	548	4,450
Cenveo, Inc. (a)	578	1,757
Civeo Corp.	1,744	44,315
Metalico, Inc. (a)	452	547
Performant Financial Corp. (a)	2,252	21,664
Viad Corp.	1,575	34,555

		107,288
Communications Equipment — 3.1%
Aruba Networks, Inc. (a)	2,911	62,150
Aviat Networks, Inc. (a)	3,196	5,018
Black Box Corp.	235	5,558
Calix, Inc. (a)	4,986	52,353
Emulex Corp. (a)	4,485	24,578
Extreme Networks, Inc. (a)	3,771	20,099
Harmonic, Inc. (a)	315	2,070
Polycom, Inc. (a)	619	8,202

Portfolio Abbreviation
REIT	Real Estate Investment Trust
CVR	Contingent Value Rights

BLACKROCK FUNDS	AUGUST 31, 2014	1

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Equipment (concluded)
Sonus Networks, Inc. (a)	12,559	$47,347

		227,375
Construction & Engineering — 0.3%
Argan, Inc.	440	17,622
Pike Electric Corp. (a)	114	1,359

		18,981
Consumer Finance — 0.7%
Consumer Portfolio Services, Inc. (a)	228	1,630
JGWPT Holdings, Inc., Class A (a)	128	1,728
Nelnet, Inc., Class A	1,010	44,410
Regional Management Corp. (a)	301	5,117

		52,885
Containers & Packaging — 0.9%
Graphic Packaging Holding Co. (a)	5,238	66,994
Diversified Consumer Services — 1.4%
Collectors Universe, Inc.	937	18,881
LifeLock, Inc. (a)	2,408	35,687
National American University Holdings, Inc.	5,560	17,458
ServiceMaster Global Holdings, Inc. (a)	63	1,547
Steiner Leisure Ltd. (a)	713	30,317

		103,890
Diversified Financial Services — 0.8%
Marlin Business Services Corp.	234	4,628
MicroFinancial, Inc.	1,772	14,052
PHH Corp. (a)	1,661	39,798

		58,478
Diversified Telecommunication Services — 1.5%
IDT Corp., Class B	1,153	18,114
Inteliquent, Inc.	2,924	35,673
Intelsat SA (a)	1,612	28,274
magicJack VocalTec Ltd. (a)	230	2,884
Premiere Global Services, Inc. (a)	194	2,555
Vonage Holdings Corp. (a)	6,923	23,884

		111,384
Electric Utilities — 0.4%
Otter Tail Corp.	168	4,786
Portland General Electric Co.	776	26,749

		31,535
Electrical Equipment — 1.7%
EnerSys, Inc.	1,100	70,719
General Cable Corp.	2,314	49,682

		120,401
Electronic Equipment, Instruments & Components — 3.3%
Aeroflex Holding Corp. (a)	81	855
Anixter International, Inc.	55	4,908
Benchmark Electronics, Inc. (a)	5,245	129,184
DTS, Inc. (a)	295	7,048
Electro Scientific Industries, Inc.	177	1,313
II-VI, Inc. (a)	438	6,114
Measurement Specialties, Inc. (a)	63	5,407
Newport Corp. (a)	2,073	39,117
RealD, Inc. (a)	365	3,398
Rogers Corp. (a)	22	1,324
Tech Data Corp. (a)	159	10,733
Zebra Technologies Corp., Class A (a)	338	26,374

		235,775
Energy Equipment & Services — 3.2%
Basic Energy Services, Inc. (a)	824	19,949

Common Stocks	Shares	Value
Energy Equipment & Services (concluded)
Bristow Group, Inc.	435	$31,746
CHC Group Ltd. (a)	1,038	7,204
Forbes Energy Services Ltd. (a)	271	1,344
Helix Energy Solutions Group, Inc. (a)	2,475	67,617
Matrix Service Co. (a)	1,241	35,009
Parker Drilling Co. (a)	2,958	18,576
Pioneer Energy Services Corp. (a)	586	9,013
TGC Industries, Inc. (a)	1,276	5,104
Unit Corp. (a)	554	36,459

		232,021
Food & Staples Retailing — 0.2%
The Pantry, Inc. (a)	791	16,745
Food Products — 1.6%
Chiquita Brands International, Inc. (a)	196	2,724
Omega Protein Corp. (a)	1,773	26,719
Pilgrim’s Pride Corp. (a)	2,670	79,753
Sanderson Farms, Inc.	58	5,413

		114,609
Gas Utilities — 0.8%
New Jersey Resources Corp.	941	49,148
Southwest Gas Corp.	136	7,101

		56,249
Health Care Equipment & Supplies — 4.0%
Align Technology, Inc. (a)	993	54,079
Alphatec Holdings, Inc. (a)	5,428	8,468
Anika Therapeutics, Inc. (a)	543	22,806
Atrion Corp.	14	4,480
CONMED Corp.	711	28,085
Greatbatch, Inc. (a)	346	15,767
ICU Medical, Inc. (a)	302	18,902
Natus Medical, Inc. (a)	268	7,533
Orthofix International NV (a)	65	2,204
RTI Surgical, Inc. (a)	1,484	7,880
STERIS Corp.	781	43,962
SurModics, Inc. (a)	488	9,965
Symmetry Medical, Inc. (a)	1,994	18,385
Thoratec Corp. (a)	1,833	45,825

		288,341
Health Care Providers & Services — 4.9%
AMN Healthcare Services, Inc. (a)	489	7,394
Centene Corp. (a)	182	14,220
Corvel Corp. (a)	248	10,143
Cross Country Healthcare, Inc. (a)	2,743	21,889
Five Star Quality Care, Inc. (a)	3,268	15,163
Health Net, Inc. (a)	2,624	123,853
Team Health Holdings, Inc. (a)	1,908	111,656
VCA Antech, Inc. (a)	1,195	48,696

		353,014
Hotels, Restaurants & Leisure — 2.1%
Brinker International, Inc.	745	36,431
Diamond Resorts International, Inc. (a)	1,485	37,155
Einstein Noah Restaurant Group, Inc.	2,189	31,149
Hyatt Hotels Corp., Class A (a)	293	17,899
Interval Leisure Group, Inc.	1,001	21,642
Intrawest Resorts Holdings, Inc. (a)	227	2,613
Monarch Casino & Resort, Inc. (a)	97	1,234
SeaWorld Entertainment, Inc.	366	7,609

		155,732
Household Durables — 0.2%
ZAGG, Inc. (a)	2,101	12,396

2	BLACKROCK FUNDS	AUGUST 31, 2014

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Independent Power and Renewable Electricity Producers — 0.2%
Pattern Energy Group, Inc.	345	$11,121
TerraForm Power, Inc., Class A (a)	48	1,499

		12,620
Insurance — 1.5%
CNO Financial Group, Inc.	2,619	46,749
Fidelity & Guaranty Life	721	16,266
Heritage Insurance Holdings, Inc. (a)	202	3,020
National Western Life Insurance Co., Class A	74	18,796
Symetra Financial Corp.	336	8,178
Universal Insurance Holdings, Inc.	1,026	14,220

		107,229
Internet & Catalog Retail — 0.0%
Orbitz Worldwide, Inc. (a)	243	1,993
Internet Software & Services — 3.1%
Aerohive Networks, Inc. (a)	1,148	9,150
Blucora, Inc. (a)	668	10,407
Borderfree, Inc. (a)	880	12,329
Constant Contact, Inc. (a)	774	24,126
EarthLink Holdings Corp.	6,395	26,411
Everyday Health, Inc. (a)	124	1,805
Limelight Networks, Inc. (a)	2,810	6,660
LogMeIn, Inc. (a)	434	18,349
Monster Worldwide, Inc. (a)	2,503	14,442
Move, Inc. (a)	1,220	19,398
NIC, Inc.	932	17,466
QuinStreet, Inc. (a)	2,110	10,107
Synacor, Inc. (a)	375	757
TechTarget, Inc. (a)	229	1,983
Travelzoo, Inc. (a)	1,539	26,240
Tremor Video, Inc. (a)	1,128	3,373
TrueCar, Inc. (a)(b)	324	6,697
United Online, Inc.	1,005	12,834
Web.com Group, Inc. (a)	249	4,719

		227,253
IT Services — 1.9%
Booz Allen Hamilton Holding Corp.	194	4,303
Forrester Research, Inc.	160	6,218
Global Cash Access Holdings, Inc. (a)	7,754	60,559
Higher One Holdings, Inc. (a)	461	1,789
Syntel, Inc. (a)	737	65,866

		138,735
Life Sciences Tools & Services — 0.1%
Harvard Bioscience, Inc. (a)	1,524	6,888
Machinery — 2.8%
Blount International, Inc. (a)	247	3,947
The Eastern Co.	458	7,218
Global Brass & Copper Holdings, Inc.	2,358	36,431
The Greenbrier Cos., Inc.	1,896	135,602
Hyster-Yale Materials Handling, Inc.	159	12,257
John Bean Technologies Corp.	221	6,420

		201,875
Marine — 0.3%
Matson, Inc.	749	20,215
Media — 1.5%
Crown Media Holdings, Inc., Class A (a)	151	521
CTC Media, Inc.	4,631	42,049
Harte-Hanks, Inc.	2,449	17,167
ReachLocal, Inc. (a)	293	1,541
Rightside Group Ltd. (a)	150	1,799
Sizmek, Inc. (a)	155	1,364
Time, Inc. (a)	1,630	38,272

Common Stocks	Shares	Value
Media (concluded)
Townsquare Media, Inc. (a)	762	$8,649

		111,362
Metals & Mining — 1.6%
Gold Reserve, Inc. (a)	2,118	8,790
Kaiser Aluminum Corp.	453	36,489
TimkenSteel Corp.	605	28,907
U.S. Silica Holdings, Inc.	564	40,501

		114,687
Multi-Utilities — 0.3%
Avista Corp.	571	18,535
Oil, Gas & Consumable Fuels — 4.9%
American Eagle Energy Corp. (a)	604	3,165
Bonanza Creek Energy, Inc. (a)	770	47,286
BPZ Resources, Inc. (a)	1,170	2,867
Callon Petroleum Co. (a)	235	2,522
Contango Oil & Gas Co. (a)	224	8,875
Energy Transfer Partners LP — MLP (a)	57	3,250
Energy XXI (Bermuda) Ltd.	2,027	33,445
Kodiak Oil & Gas Corp. (a)	1,114	18,125
Matador Resources Co. (a)	203	5,554
Northern Oil and Gas, Inc. (a)	533	8,981
Panhandle Oil and Gas, Inc., Class A	29	1,774
Parsley Energy, Inc., Class A (a)	1,970	43,182
PBF Energy, Inc., Class A	2,698	76,650
PetroQuest Energy, Inc. (a)	335	2,231
Rosetta Resources, Inc. (a)	96	4,800
RSP Permian, Inc. (a)	800	22,880
Stone Energy Corp. (a)	311	10,944
VAALCO Energy, Inc. (a)	668	6,112
W&T Offshore, Inc.	562	8,385
Warren Resources, Inc. (a)	6,763	43,621

		354,649
Paper & Forest Products — 1.2%
Domtar Corp.	424	15,811
KapStone Paper and Packaging Corp. (a)	2,327	71,532

		87,343
Pharmaceuticals — 1.4%
Achaogen, Inc. (a)	1,062	10,100
Cumberland Pharmaceuticals, Inc. (a)	1,621	8,299
Furiex Pharmaceuticals, Inc. — CVR (a)	11	110
Lannett Co., Inc. (a)	1,282	50,485
Pozen, Inc.	1,313	10,898
Prestige Brands Holdings, Inc. (a)	434	15,021
Sciclone Pharmaceuticals, Inc. (a)	1,359	9,323

		104,236
Professional Services — 2.2%
CRA International, Inc. (a)	411	11,060
Heidrick & Struggles International, Inc.	99	2,144
Kforce, Inc.	830	16,658
RPX Corp. (a)	2,764	41,985
TriNet Group, Inc. (a)	3,188	85,470

		157,317
Real Estate Investment Trusts (REITs) — 8.0%
Agree Realty Corp.	270	7,973
American Assets Trust, Inc.	360	12,618
Armada Hoffler Properties, Inc.	564	5,420
Chatham Lodging Trust	851	19,675
Chesapeake Lodging Trust	2,659	81,924
CyrusOne, Inc.	122	3,177
DuPont Fabros Technology, Inc.	4,533	127,649
EPR Properties	48	2,732

BLACKROCK FUNDS	AUGUST 31, 2014	3

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Equity Lifestyle Properties, Inc.	1,069	$48,843
Excel Trust, Inc.	380	4,917
The Geo Group, Inc.	1,870	69,975
Invesco Mortgage Capital, Inc.	50	881
Lexington Realty Trust	1,848	20,106
Monmouth Real Estate Investment Corp., Class A	494	5,345
New Residential Investment Corp.	3,632	22,773
NorthStar Realty Finance Corp.	1,493	27,635
Pebblebrook Hotel Trust	98	3,796
PS Business Parks, Inc.	727	59,280
QTS Realty Trust, Inc., Class A	71	2,141
RLJ Lodging Trust	190	5,664
Sovran Self Storage, Inc.	207	15,995
Washington Prime Group, Inc.	717	13,996
Western Asset Mortgage Capital Corp.	1,145	17,404

		579,919
Real Estate Management & Development — 0.4%
AV Homes, Inc. (a)	269	4,285
Forestar Group, Inc. (a)	1,150	23,000

		27,285
Road & Rail — 1.2%
ArcBest Corp.	68	2,441
Ryder System, Inc.	734	66,310
Swift Transportation Co. (a)	788	16,690

		85,441
Semiconductors & Semiconductor Equipment — 3.8%
Alpha & Omega Semiconductor Ltd. (a)	137	1,263
Ambarella, Inc. (a)	482	16,509
Amkor Technology, Inc. (a)	6,825	70,980
AXT, Inc. (a)	819	1,990
Cirrus Logic, Inc. (a)	537	12,985
Inphi Corp. (a)	583	8,774
International Rectifier Corp. (a)	297	11,702
IXYS Corp.	944	11,319
Lattice Semiconductor Corp. (a)	354	2,659
Magnachip Semiconductor Corp. (a)	1,029	12,688
MaxLinear, Inc., Class A (a)	178	1,650
OmniVision Technologies, Inc. (a)	79	2,142
Pericom Semiconductor Corp. (a)	1,475	14,425
RF Micro Devices, Inc. (a)	1,160	14,465
Semtech Corp. (a)	280	7,295
Silicon Image, Inc. (a)	185	936
Spansion, Inc., Class A (a)	2,739	61,080
STR Holdings, Inc. (a)	997	1,426
Tessera Technologies, Inc.	647	19,132

		273,420
Software — 4.0%
Aspen Technology, Inc. (a)	3,087	126,845
AVG Technologies NV (a)	1,620	28,415
Globant SA (a)	200	2,482
Manhattan Associates, Inc. (a)	3,651	105,441
Net1 UEPS Technologies, Inc. (a)	634	7,773
Progress Software Corp. (a)	238	5,512
TubeMogul, Inc. (a)	256	3,556
Verint Systems, Inc. (a)	177	8,873

		288,897
Specialty Retail — 2.1%
Aaron’s, Inc. (a)	1,819	46,603
Big 5 Sporting Goods Corp.	315	3,213
DSW, Inc., Class A	1,107	34,251
Haverty Furniture Cos., Inc.	248	5,771

Common Stocks	Shares	Value
Specialty Retail (concluded)
Kirkland’s, Inc. (a)	406	$7,239
Murphy USA, Inc. (a)	634	34,534
Outerwall, Inc. (a)	134	7,897
Sportsman’s Warehouse Holdings, Inc. (a)	531	3,191
West Marine, Inc. (a)	954	10,465

		153,164
Technology Hardware, Storage & Peripherals — 0.3%
Immersion Corp. (a)	1,158	12,136
Lexmark International, Inc., Class A	201	10,163
QLogic Corp. (a)	274	2,480

		24,779
Textiles, Apparel & Luxury Goods — 2.5%
Deckers Outdoor Corp. (a)	457	42,154
Delta Apparel, Inc. (a)	337	3,185
Skechers U.S.A., Inc., Class A (a)	2,305	134,543

		179,882
Thrifts & Mortgage Finance — 2.5%
EverBank Financial Corp.	2,360	44,557
Heritage Financial Group, Inc.	1,032	21,156
HomeStreet, Inc.	4,622	84,074
MGIC Investment Corp. (a)	532	4,485
NMI Holdings, Inc., Class A (a)	340	3,291
Ocwen Financial Corp. (a)	774	21,626
Radian Group, Inc.	274	3,989

		183,178
Trading Companies & Distributors — 1.9%
MRC Global, Inc. (a)	4,419	109,680
Watsco, Inc.	165	15,261
Willis Lease Finance Corp. (a)	523	11,077

		136,018
Water Utilities — 0.3%
American States Water Co.	647	20,898
Wireless Telecommunication Services — 0.0%
Leap Wireless International, Inc. (a)	216	544
Total Common Stocks — 99.2%		7,182,719

Other Interests (c)	Beneficial Interest (000)
Professional Services — 0.0%
The Dolan Co., Escrow (a)	$2	39
Total Other Interests — 0.0%		39

Warrants (d)
Real Estate Management & Development — 0.0%
Tejon Ranch Co. (Issued/Exercisable 8/07/13, 1 Share for 1 Warrant, Expires 8/31/16, Strike Price $40)	8	16
Total Warrants — 0.0%		16
Total Long-Term Investments (Cost — $6,592,502) — 99.2%		7,182,774

4	BLACKROCK FUNDS	AUGUST 31, 2014

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)	163,860	$163,860

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (e)(f)(g)	$4	4,000
Total Short-Term Securities (Cost — $167,860) — 2.3%		167,860
Total Investments (Cost — $6,760,362*) — 101.5%		7,350,634
Liabilities in Excess of Other Assets — (1.5)%		(105,888)

Net Assets — 100.0%		$7,244,746

Notes to Schedule of Investments

*	As of August 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$6,781,496

Gross unrealized appreciation	$817,204
Gross unrealized depreciation	(248,066)

Net unrealized appreciation	$569,138

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(d)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(e)	Investments in issuers considered to be affiliates of the Fund during the period ended August 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at May 31, 2014	Net Activity	Shares/ Beneficial Interest Held at August 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	116,410	47,450	163,860	$8
BlackRock Liquidity Series, LLC, Money Market Series	$2,821	$1,179	$4,000	$163

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of August 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
1	E-Mini Russell 2000 Futures	Intercontinental Exchange	September 2014	$117,340	$1,637

BLACKROCK FUNDS	AUGUST 31, 2014	5

Schedule of Investments (concluded)	BlackRock Disciplined Small Cap Core Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments or derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of August 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$7,182,120	—	$654	$7,182,774
Short-Term Securities	163,860	$4,000	—	167,860
Total	$7,345,980	$4,000	$654	$7,350,634

[1] See above Schedule of Investments for values in each industry. Investments categorized as Level 3 are included in Pharmaceuticals and Wireless Telecommunications Services.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$1,637	—	—	$1,637
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of August 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$3,050	—	—	$3,050
Cash pledged for financial futures contracts	11,000	—	—	11,000
Liabilities:
Collateral on securities loaned at value	—	$(4,000)	—	(4,000)
Total	$14,050	$(4,000)	—	$10,050

There were no transfers between levels during the period ended August 31, 2014.

6	BLACKROCK FUNDS	AUGUST 31, 2014

Item 2 –	Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: October 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: October 23, 2014

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